Third Party Guarantees, Other Contingent Assets And Liabilities, And Other Commitments - Additional Information (Detail) in Millions							12 Months Ended
	Dec. 29, 2017 CLP ($) MonthlyTaxUnit Fine	Nov. 09, 2017 UTM	Nov. 03, 2017 UTM	Aug. 11, 2017 CLP ($) MonthlyTaxUnit	Jul. 15, 2017 CLP ($)	Jun. 16, 2017 CLP ($)	Dec. 31, 2017 CLP ($) UTM	Dec. 31, 2005 lawsuit	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CLF ( )
Disclosure of other provisions [Line Items]
Debt obligations							$ 0
Debt obligations |													2.8
Cross default limit												$ 50,000,000
Percentage of debt repayment acceleration							50.00%		50.00%
Extraordinary credit granted per customer					$ 25,000	$ 25,000
Additional credit granted					$ 2,775,069,000	$ 590,796,000
Number of Monthly Tax Units imposed fines | MonthlyTaxUnit	110,000			70,000
Fine imposed amount	$ 5,166,920,000			$ 3,288,040,000
Number Of fines imposed | Fine	3
Enel Distribucion Chile S.A. [Member]
Disclosure of other provisions [Line Items]
Litigation claim amount for damages							$ 600,000,000
Fine imposed by Superintendence of electricity and fuels | UTM		2,000	35,611
Enel Distribucion Chile S.A. [Member] | Ms. Camila Paz Castillo Abarca [Member]
Disclosure of other provisions [Line Items]
Litigation claim amount for damages							200,000,000
Enel Distribucion Chile S.A. [Member] | Ms. Kimora Belen Fernandez Castillo [Member]
Disclosure of other provisions [Line Items]
Litigation claim amount for damages							200,000,000
Enel Distribucion Chile S.A. [Member] | Ms. Graciela Rodriguez Mundaca [Member]
Disclosure of other provisions [Line Items]
Litigation claim amount for damages							200,000,000
Enel Distribucion Chile S.A. [Member] | Mr. Victor Hugo Coronado Gonzalez [Member]
Disclosure of other provisions [Line Items]
Litigation claim amount for damages							704,860,000
Chilectra S A [Member] | Ms. Evelyn del Carmen Molina Gonzalez [Member]
Disclosure of other provisions [Line Items]
Litigation claim amount for damages							2,000,000,000
Litigation claims settlement amount							90,000,000
Ingenieria Electrica Azeta Ltda and Enel Distribucion Chile S.A. [Member] | Ms. Ximena Acevedo Herrera [Member]
Disclosure of other provisions [Line Items]
Litigation claim amount for damages							$ 878,227,000
Enel Generacion Chile [Member]
Disclosure of other provisions [Line Items]
Number of lawsuits filed | lawsuit								3
GasAtacama Chile S.A. [Member]
Disclosure of other provisions [Line Items]
Provision recognized on litigation, percentage							25.00%
Fine of illegality claim against the superintendence of electricity and fuels | UTM							120,000
Provision for percentage of fine imposed, litigation settlement							50.00%
Energy purchase commitments [Member]
Disclosure of other provisions [Line Items]
Future energy purchase commitments							$ 16,493,309,264,000			$ 18,694,023,941,000
Yankee Bonds [Member]
Disclosure of other provisions [Line Items]
Cross default limit									$ 30,000,000
Percentage of bondholders, demands debt acceleration							25.00%
Cross default threshold amount									50,000,000
Bonds outstanding							$ 438,757,209,000
Local Bonds [Member]
Disclosure of other provisions [Line Items]
Cross default limit									$ 50,000,000
Percentage of bondholders, demands debt acceleration							50.00%
Bonds outstanding							$ 324,822,376,000
Series H [Member]
Disclosure of other provisions [Line Items]
Description of debt to capitalization ratio							consolidated debt ratio, which is Financial Debt to Capitalization, must be no more than 0.64.
Financial debt to capitalization ratio, maximum							0.64%
Debt to capitalization ratio							0.28%		0.28%
Minimum equity requirement							$ 761,661,000,000
Equity							$ 1,961,517,727,000,000
Financial expense coverage ratio							11.55%
Net asset position											$ 83,390,000
Series H [Member] | Bottom of Range [Member]
Disclosure of other provisions [Line Items]
Financial expense coverage ratio							1.85%
Series H [Member] | Top of Range [Member]
Disclosure of other provisions [Line Items]
Net asset position									$ 100,000,000
Series M [Member]
Disclosure of other provisions [Line Items]
Description of debt to capitalization ratio							Consolidated Debt Ratio: The consolidated debt ratio, which is Financial debt to Capitalization, must be no more than 0.64.
Financial debt to capitalization ratio, maximum							0.64%
Debt to capitalization ratio							0.28%		0.28%
Description of debt to equity ratio							Debt Equity Ratio: The debt equity ratio, which is Financial debt to Net Equity, must be no more than 1.4.
Financial debt to net equity ratio, maximum							1.40%
Debt to equity ratio							0.39%
Debt/EBITDA ratio, description							The ratio between Financial Debt and EBITDA must be no more than 6.5.
Debt/EBITDA ratio, maximum							6.50%
Debt/EBITDA ratio							1.34%